INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

Inventories consist of the following:

	As of September 30, 2014	As of December 31, 2013
In millions
Raw materials and supplies	$31.2	$37.5
Goods in process	55.5	48.1
Finished goods	43.7	42.5

Total inventories	$130.4	$128.1

Inventories consist of the following:

	As of December 31,
	2013	2012
In millions
Raw materials and supplies	$37.5	$35.3
Goods in process	48.1	43.6
Finished goods	42.5	51.6

Total inventories	$128.1	$130.5